Income Taxes - Expiration of Tax Credit Carryforwards (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 571
2019 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12
2020 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	16
2021 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
2022 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	11
2023 Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	10
2024-2028 Tax Loss Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	186
Later Tax Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	281
Unlimited Tax Credit Loss Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 54